Income Taxes	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
14. Income Taxes
The Company’s income tax expense was not material for the three months ended March 31, 2026, and 2025.
The Company’s effective tax rate for the three months ended March 31, 2026, and 2025 was approximately 0%. For the periods presented, the difference between the effective tax rate and the federal statutory rate of 21% primarily relates to certain non-deductible items, the absence of current taxable income, and the full valuation allowance on deferred tax assets.

16. Income Taxes
Income Taxes and Rate Reconciliation
The Company is subject to U.S. federal and state corporate income taxes. For the years ended December 31, 2025, 2024, and 2023, net loss before income taxes was generated in the U.S.
Income taxes consisted of the following for the periods presented (in thousands):

	Year Ended December 31,
	2025	2024	2023
Current:
Federal	$—	$—	$—
State	3	1	9
Total	3	1	9
Deferred:
Federal	—	—	—
State	—	—	—
Total	—	—	—
Income taxes	$3	$1	$9
The U.S. federal statutory rate is reconciled to the Company's effective income tax rate for the year ended December 31, 2025 after the adoption of ASU 2023-09 as follows (in thousands):

	Year Ended December 31, 2025
	Amount	Percent
Federal statutory rate, benefit	$(122,960)	21.0%
State income taxes, net of benefit	(14,600)	2.5%
R&D credits	(5,119)	0.9%
Nontaxable or nondeductible items
Stock-based compensation	110,014	(18.8)%
Change in unrecognized tax benefits	1,035	(0.2)%
Other	1,626	(0.3)%
Change in valuation allowance	30,007	(5.1)%
Effective tax rate	$3	—%
The following table presents the Company’s effective income tax rate reconciliation for the years ended December 31, 2024 and 2023, in accordance with the guidance prior to the adoption of ASU 2023-09 (in thousands):

	Year Ended December 31,
	2024	2023
Federal statutory rate, benefit	$(14,586)	$(11,958)
State income taxes, net of benefit	(5,318)	(4,881)
Nondeductible expenses	35	153
Stock-based compensation	2,566	1,618
Change in valuation allowance	20,366	18,099
R&D credits	(3,084)	(3,022)
Other	22	—
Income taxes	$1	$9
The expense for income taxes in the table above related to continuing operations differs from the amounts computed by applying the statutory income tax rate of 21% due to a pretax loss in each period.
Deferred Income Taxes
The components of net deferred tax assets were as follows for the periods presented (in thousands):

	December 31,
	2025	2024
Deferred tax assets:
Net operating loss carryforwards	$76,818	$47,448
Accrued expenses and other current liabilities	1,426	1,666
Charitable contributions	19	22
Depreciation and amortization	886	930
Stock-based compensation	1,785	233
Operating lease liabilities	1,292	2,136
Capitalized research and development expense	8,687	12,920
Section 195 capitalization	262	369
Research and development credits	15,804	12,076
Total deferred tax assets	106,979	77,800
Less: valuation allowance	(105,744)	(75,737)
Total deferred tax assets, net of valuation allowance	1,235	2,063
Deferred tax liabilities:
Operating lease right-of-use assets	(1,236)	(2,064)
Other	1	1
Total deferred tax liabilities	(1,235)	(2,063)
Net deferred tax assets	$—	$—
The Company determines its valuation allowance on deferred tax assets by considering whether it is more likely than not that deferred tax assets will be realized. Due to the Company’s history of operating losses, the Company’s deferred tax assets are not likely to be realized and, accordingly, the Company has provided a full valuation allowance on its deferred tax assets. The valuation allowance increased by $30.0 million and $20.4 million for the years ended December 31, 2025 and 2024, respectively, primarily due to the increase in the Company’s U.S. and state net operating losses (“NOL”) carryforwards and tax credit carryforwards.
Available Carryforwards
As of December 31, 2025, NOLs and tax credit carryforwards were as follows (in millions):

	Amount	Expiration Years
NOLs, federal	$288.7	Indefinite
NOLs, state	180.9	2039
Research and development tax credits, federal	11.8	2039
Research and development tax credits, state	8.2	Indefinite
The federal and state NOL carryforwards may be subject to significant limitations under Sections 382 and 383 of the Internal Revenue Code of 1986, as amended, and similar provisions under state law. These provisions limit the amount of NOL carryforwards that may be utilized in any given year in the event of certain circumstances, including significant changes in ownership.
Uncertain Tax Positions
A reconciliation of the beginning and ending balance of total gross unrecognized tax benefits was as follows for the periods presented (in thousands):

	December 31,
	2025	2024
Beginning balance of unrecognized tax benefits	$3,269	$2,441
Gross increases based on tax positions related to current year	1,035	795
Gross increases (decrease) based on tax positions related to prior years	(103)	33
Ending balance of unrecognized tax benefits	$4,201	$3,269
For the years ended December 31, 2025 and 2024, no material interest and penalties related to unrecognized tax benefits were recognized. The Company is subject to taxation in the United States and various state jurisdictions. All tax years are open for examination. The Company currently has no federal or state tax examinations in progress.